Vanguard® Strategic Equity Fund
Schedule of Investments (unaudited)
As of June 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.0%)
Communication Services (3.9%)
*	Roblox Corp. Class A	634,974	66,799
*	Live Nation Entertainment Inc.	249,986	37,818
*	Yelp Inc.	975,125	33,418
	New York Times Co. Class A	490,222	27,443
*	Roku Inc.	303,596	26,683
	Match Group Inc.	773,817	23,903
	News Corp. Class A	765,147	22,740
	Telephone & Data Systems Inc.	549,428	19,549
*	Reddit Inc. Class A	103,581	15,596
*	fuboTV Inc.	3,061,270	11,817
*	Sunrise Communications AG Class A ADR	170,849	9,662
*	Snap Inc. Class A	870,469	7,564
*	Lumen Technologies Inc.	1,601,582	7,015
*	Bumble Inc. Class A	1,040,972	6,860
	Nexstar Media Group Inc.	35,368	6,117
*	Pinterest Inc. Class A	154,623	5,545
*	DoubleVerify Holdings Inc.	320,869	4,803
*	ZipRecruiter Inc. Class A	771,148	3,863
*	Vimeo Inc.	818,622	3,307
*	AMC Entertainment Holdings Inc. Class A	930,650	2,885
	Fox Corp. Class B	53,838	2,780
*	Cargurus Inc.	76,890	2,574
*	Liberty Broadband Corp. Class C	23,056	2,268
*	PubMatic Inc. Class A	172,885	2,151
	John Wiley & Sons Inc. Class A	43,601	1,946
*	Liberty Global Ltd. Class A	181,554	1,817
*	Altice USA Inc. Class A	537,116	1,149
*	Integral Ad Science Holding Corp.	133,710	1,111
			359,183
Consumer Discretionary (11.0%)
*	Carnival Corp.	2,447,660	68,828
	Expedia Group Inc.	382,931	64,593
	Tapestry Inc.	656,756	57,670
*	Etsy Inc.	1,004,905	50,406
	Garmin Ltd.	192,118	40,099
*	NVR Inc.	5,386	39,779
	eBay Inc.	533,583	39,731
*	Carvana Co.	115,146	38,800
	Travel & Leisure Co.	731,342	37,745
*	Adtalem Global Education Inc.	290,327	36,938
	Bath & Body Works Inc.	1,229,064	36,823
	Hasbro Inc.	469,937	34,691
*	Urban Outfitters Inc.	444,925	32,275
*	Frontdoor Inc.	518,603	30,566
*	National Vision Holdings Inc.	1,102,881	25,377
	Gap Inc.	1,158,707	25,271
	Dana Inc.	997,986	17,115
*	M/I Homes Inc.	151,211	16,954
*	Mattel Inc.	760,121	14,990
	ADT Inc.	1,765,675	14,955
*	Grand Canyon Education Inc.	77,772	14,699
	Lear Corp.	144,358	13,711
*	Tri Pointe Homes Inc.	421,281	13,460
	Boyd Gaming Corp.	160,741	12,575
	Upbound Group Inc.	489,555	12,288
*	Adient plc	609,505	11,861
*	Brinker International Inc.	60,257	10,866
	BorgWarner Inc. (XNYS)	304,708	10,202
*	Warby Parker Inc. Class A	459,016	10,066

		Shares	Market Value ($000)
	Leggett & Platt Inc.	1,117,636	9,969
	Buckle Inc.	216,968	9,840
*	Cavco Industries Inc.	22,130	9,614
*	Burlington Stores Inc.	39,233	9,127
	Darden Restaurants Inc.	36,388	7,931
*	MGM Resorts International	229,376	7,888
	Wendy's Co.	674,217	7,700
*	Dorman Products Inc.	62,537	7,671
	PulteGroup Inc.	69,109	7,288
	Domino's Pizza Inc.	15,814	7,126
*	Five Below Inc.	53,225	6,982
*	CarMax Inc.	89,528	6,017
*	G-III Apparel Group Ltd.	264,096	5,916
*	Sally Beauty Holdings Inc.	636,499	5,894
	Best Buy Co. Inc.	85,988	5,772
*	Hanesbrands Inc.	1,216,525	5,572
	PVH Corp.	75,675	5,191
*	Norwegian Cruise Line Holdings Ltd.	237,167	4,810
*	GameStop Corp. Class A	186,574	4,551
*	YETI Holdings Inc.	138,883	4,378
*	American Axle & Manufacturing Holdings Inc.	977,246	3,987
*	Coursera Inc.	387,002	3,390
*	Groupon Inc.	100,187	3,351
*	Visteon Corp.	34,472	3,216
*	Deckers Outdoor Corp.	30,578	3,152
	Macy's Inc.	257,070	2,997
*	Abercrombie & Fitch Co. Class A	35,990	2,982
	Gentex Corp.	124,421	2,736
	Phinia Inc.	49,787	2,215
*	Valvoline Inc.	51,054	1,933
	Strategic Education Inc.	22,353	1,903
*	Aptiv plc	27,548	1,879
*	BJ's Restaurants Inc.	41,114	1,834
*	ThredUp Inc. Class A	236,326	1,770
	Newell Brands Inc.	325,419	1,757
*	Taylor Morrison Home Corp.	28,386	1,743
*	ODP Corp.	82,004	1,487
*	Beazer Homes USA Inc.	41,280	923
*	QVC Group Inc.	137,634	379
			1,016,205
Consumer Staples (4.0%)
*	Maplebear Inc.	889,716	40,251
	Conagra Brands Inc.	1,825,047	37,359
	Clorox Co.	310,176	37,243
*	Sprouts Farmers Market Inc.	216,234	35,601
	Coca-Cola Consolidated Inc.	266,451	29,749
	Pilgrim's Pride Corp.	602,447	27,098
*	Post Holdings Inc.	243,363	26,534
	McCormick & Co. Inc.	232,823	17,653
	Ingles Markets Inc. Class A	253,845	16,089
	PriceSmart Inc.	148,564	15,605
*	US Foods Holding Corp.	192,586	14,831
	Energizer Holdings Inc.	501,119	10,102
	Flowers Foods Inc.	607,582	9,709
*	Boston Beer Co. Inc. Class A	47,721	9,106
*	United Natural Foods Inc.	348,885	8,132
	Cal-Maine Foods Inc.	80,446	8,015
	Bunge Global SA	79,211	6,359
	Hormel Foods Corp.	190,206	5,754
	Brown-Forman Corp. Class B	198,677	5,346
*	Herbalife Ltd.	438,650	3,781
*	USANA Health Sciences Inc.	72,128	2,202
	Reynolds Consumer Products Inc.	96,893	2,075
	Spectrum Brands Holdings Inc.	37,074	1,965
	Tyson Foods Inc. Class A	31,571	1,766
			372,325
Energy (3.4%)
*	Plains GP Holdings LP Class A	1,799,746	34,969
	Matador Resources Co.	704,263	33,608

		Shares	Market Value ($000)
	DTE Midstream LLC	277,736	30,526
	Ovintiv Inc. (XNYS)	760,018	28,919
*	Antero Resources Corp.	639,776	25,770
	Coterra Energy Inc.	954,415	24,223
	Antero Midstream Corp.	1,083,221	20,527
	SM Energy Co.	766,981	18,952
	Targa Resources Corp.	88,903	15,476
	Baker Hughes Co.	309,568	11,869
	APA Corp.	523,736	9,579
*	CNX Resources Corp.	282,554	9,516
	International Seaways Inc.	259,626	9,471
	Weatherford International plc	187,395	9,428
	Range Resources Corp.	192,117	7,813
*	Oceaneering International Inc.	323,887	6,711
	World Kinect Corp.	197,583	5,602
*	Gulfport Energy Corp.	19,285	3,880
	Core Natural Resources Inc.	24,877	1,735
	Archrock Inc.	65,379	1,623
			310,197
Financials (17.4%)
*	Robinhood Markets Inc. Class A	909,243	85,132
	State Street Corp.	709,455	75,443
	Popular Inc.	549,966	60,612
	Tradeweb Markets Inc. Class A	384,945	56,356
	MGIC Investment Corp.	2,012,811	56,037
	Zions Bancorp NA	1,054,789	54,786
	Globe Life Inc.	438,183	54,462
	Axis Capital Holdings Ltd.	503,022	52,224
	Citizens Financial Group Inc.	1,163,795	52,080
	CNO Financial Group Inc.	1,318,164	50,855
	Essent Group Ltd.	777,225	47,201
	Old Republic International Corp.	1,177,434	45,261
	Equitable Holdings Inc.	794,723	44,584
	Hancock Whitney Corp.	754,352	43,300
	Federated Hermes Inc.	945,298	41,896
	Janus Henderson Group plc	1,044,137	40,554
	First BanCorp (XNYS)	1,768,808	36,844
	Huntington Bancshares Inc.	2,011,837	33,718
	Affiliated Managers Group Inc.	170,235	33,497
	Hartford Insurance Group Inc.	251,235	31,874
	Everest Group Ltd.	93,489	31,772
	FNB Corp.	2,129,101	31,042
	Webster Financial Corp.	567,305	30,975
*	NMI Holdings Inc.	665,125	28,062
	Virtu Financial Inc. Class A	611,957	27,410
	Primerica Inc.	97,983	26,815
*	Toast Inc. Class A	570,758	25,279
*	SoFi Technologies Inc.	1,372,755	24,998
	Reinsurance Group of America Inc.	125,402	24,875
	Associated Banc-Corp.	923,534	22,525
	Corebridge Financial Inc.	616,676	21,892
	Stifel Financial Corp.	184,352	19,132
	BankUnited Inc.	485,120	17,265
*	Enova International Inc.	150,162	16,746
	SEI Investments Co.	185,042	16,628
	Hanover Insurance Group Inc.	95,444	16,213
*	Affirm Holdings Inc.	210,057	14,523
	International Bancshares Corp.	205,775	13,696
	OFG Bancorp	288,008	12,327
	SLM Corp.	338,981	11,115
	Fulton Financial Corp.	603,963	10,895
	Radian Group Inc.	275,996	9,941
	Piper Sandler Cos.	30,911	8,591
	Synovus Financial Corp.	154,783	8,010
*	Payoneer Global Inc.	1,166,153	7,988
	MarketAxess Holdings Inc.	35,349	7,895
	Mercury General Corp.	101,673	6,847
	Unum Group	82,855	6,691
	Kemper Corp.	102,867	6,639

		Shares	Market Value ($000)
	Acadian Asset Management Inc.	173,942	6,130
	Brown & Brown Inc.	54,352	6,026
	First Hawaiian Inc.	236,412	5,901
	Morningstar Inc.	18,753	5,887
*	LendingClub Corp.	487,522	5,865
*	Euronet Worldwide Inc.	55,057	5,582
*	Marqeta Inc. Class A	956,111	5,574
	Comerica Inc.	77,645	4,632
	UMB Financial Corp.	43,640	4,589
	Ameris Bancorp	69,943	4,525
*	Brighthouse Financial Inc.	82,141	4,417
	Assurant Inc.	22,102	4,365
	Simmons First National Corp. Class A	225,938	4,284
	BGC Group Inc. Class A	322,507	3,299
	KeyCorp.	166,280	2,897
	Banc of California Inc.	205,782	2,891
*	Bowhead Specialty Holdings Inc.	68,791	2,582
*	Texas Capital Bancshares Inc.	31,921	2,535
	James River Group Holdings Ltd.	420,340	2,463
	PROG Holdings Inc.	78,861	2,315
	Northern Trust Corp.	17,976	2,279
	Selective Insurance Group Inc.	25,291	2,191
	S&T Bancorp Inc.	56,868	2,151
	SouthState Corp.	22,441	2,065
	Moelis & Co. Class A	31,477	1,962
	American Financial Group Inc.	14,326	1,808
	Independent Bank Corp. (XNGS)	28,647	1,801
*	Remitly Global Inc.	93,311	1,751
	BOK Financial Corp.	16,297	1,591
	Fidelity National Financial Inc.	27,213	1,526
			1,609,387
Health Care (10.4%)
*	Incyte Corp.	796,984	54,275
	Universal Health Services Inc. Class B	285,037	51,634
*	Alnylam Pharmaceuticals Inc.	122,694	40,009
	Encompass Health Corp.	323,564	39,679
*	Ionis Pharmaceuticals Inc.	962,644	38,034
	Chemed Corp.	74,140	36,101
*	Exelixis Inc.	755,257	33,288
*	Penumbra Inc.	127,336	32,678
*	Insulet Corp.	95,814	30,103
*	Tenet Healthcare Corp.	167,812	29,535
*	Ultragenyx Pharmaceutical Inc.	782,649	28,457
*	Cooper Cos. Inc.	348,744	24,817
*	BioMarin Pharmaceutical Inc.	423,314	23,270
*	Natera Inc.	134,730	22,761
*	PTC Therapeutics Inc.	458,455	22,391
*	Veeva Systems Inc. Class A	67,203	19,353
*	Option Care Health Inc.	590,096	19,166
*	Medpace Holdings Inc.	60,065	18,852
*	LivaNova plc	398,307	17,932
*	IQVIA Holdings Inc.	110,822	17,464
*	Jazz Pharmaceuticals plc	164,091	17,413
*	Align Technology Inc.	90,915	17,213
*	Moderna Inc.	564,613	15,578
*	BioCryst Pharmaceuticals Inc.	1,736,266	15,557
*	ACADIA Pharmaceuticals Inc.	654,120	14,109
	West Pharmaceutical Services Inc.	63,863	13,973
*	Hologic Inc.	212,223	13,828
*	Teladoc Health Inc.	1,567,368	13,652
*	10X Genomics Inc. Class A	1,109,339	12,846
	Cardinal Health Inc.	74,444	12,507
*	Progyny Inc.	568,254	12,502
*	Doximity Inc. Class A	174,481	10,703
*	Arrowhead Pharmaceuticals Inc.	667,505	10,547
*	Pediatrix Medical Group Inc.	731,059	10,491
*	Omnicell Inc.	325,862	9,580
*	Arvinas Inc.	1,247,611	9,182
*	United Therapeutics Corp.	30,921	8,885

		Shares	Market Value ($000)
	Organon & Co.	809,409	7,835
	DENTSPLY SIRONA Inc.	477,913	7,589
*	Veracyte Inc.	239,380	6,470
*	CareDx Inc.	312,308	6,103
*	Intellia Therapeutics Inc.	630,662	5,916
*	Mettler-Toledo International Inc.	4,633	5,443
*	Waters Corp.	13,921	4,859
*	Catalyst Pharmaceuticals Inc.	207,791	4,509
	Teleflex Inc.	35,075	4,151
*	Editas Medicine Inc.	1,872,176	4,119
*	Merit Medical Systems Inc.	43,074	4,027
*	Pacira BioSciences Inc.	161,664	3,864
*	Vir Biotechnology Inc.	742,988	3,745
*	Myriad Genetics Inc.	648,232	3,442
*	QuidelOrtho Corp.	118,050	3,402
*	Kiniksa Pharmaceuticals International plc	120,051	3,322
*	Neurocrine Biosciences Inc.	26,021	3,271
*	AnaptysBio Inc.	134,467	2,985
*	Emergent BioSolutions Inc.	465,318	2,969
*	Fate Therapeutics Inc.	2,540,354	2,845
*	GoodRx Holdings Inc. Class A	566,380	2,821
*	Ardelyx Inc.	708,122	2,776
*	Travere Therapeutics Inc.	177,548	2,628
*,1	Nektar Therapeutics	101,140	2,613
*	Guardant Health Inc.	49,331	2,567
*	Community Health Systems Inc.	737,087	2,506
*	Prestige Consumer Healthcare Inc.	30,585	2,442
*,1	Agenus Inc.	511,809	2,339
*	Xencor Inc.	264,939	2,082
*	Supernus Pharmaceuticals Inc.	63,434	1,999
*	CorVel Corp.	19,044	1,957
*	Arcutis Biotherapeutics Inc.	137,440	1,927
*	Puma Biotechnology Inc.	540,434	1,854
*	Ironwood Pharmaceuticals Inc.	2,446,228	1,754
	Select Medical Holdings Corp.	108,567	1,648
	CONMED Corp.	31,448	1,638
*	Owens & Minor Inc.	178,999	1,629
*	Novocure Ltd.	90,819	1,617
*	AtriCure Inc.	45,261	1,483
*	iTeos Therapeutics Inc.	148,330	1,479
	Perrigo Co. plc	54,051	1,444
*	Inspire Medical Systems Inc.	10,664	1,384
*	Enanta Pharmaceuticals Inc.	180,741	1,366
*	Organogenesis Holdings Inc.	334,062	1,223
*	Biohaven Ltd.	85,340	1,204
*	Viridian Therapeutics Inc.	84,771	1,185
*,1	Coherus Oncology Inc.	1,584,033	1,158
*	MannKind Corp.	283,453	1,060
*	Atea Pharmaceuticals Inc.	278,408	1,002
*	Health Catalyst Inc.	205,066	773
*	Joint Corp.	66,951	773
*	Ventyx Biosciences Inc.	285,562	611
*,1	Inovio Pharmaceuticals Inc.	250,144	509
*	MacroGenics Inc.	191,648	232
			964,914
Industrials (18.2%)
	EMCOR Group Inc.	155,645	83,253
	SS&C Technologies Holdings Inc.	792,727	65,638
	Comfort Systems USA Inc.	117,075	62,777
	BWX Technologies Inc.	395,379	56,958
	Westinghouse Air Brake Technologies Corp.	259,841	54,398
	Allison Transmission Holdings Inc.	552,829	52,513
	Griffon Corp.	664,254	48,072
	Applied Industrial Technologies Inc.	206,685	48,044
	Leidos Holdings Inc.	303,011	47,803
*	SkyWest Inc.	425,012	43,763
	Masco Corp.	620,471	39,934
	Curtiss-Wright Corp.	81,408	39,772
	Vertiv Holdings Co. Class A	287,952	36,976

		Shares	Market Value ($000)
	Primoris Services Corp.	458,963	35,772
	Broadridge Financial Solutions Inc.	145,853	35,447
	Delta Air Lines Inc.	715,113	35,169
	Textron Inc.	420,285	33,745
	Acuity Inc.	112,958	33,700
	Allegion plc	224,254	32,319
*	Lyft Inc. Class A	1,852,470	29,195
	Expeditors International of Washington Inc.	236,457	27,015
	EnerSys	307,132	26,343
	Mueller Water Products Inc. Class A	1,074,917	25,841
	Brady Corp. Class A	369,412	25,109
*	Legalzoom.com Inc.	2,600,431	23,170
*	Upwork Inc.	1,702,887	22,887
	Graco Inc.	265,514	22,826
	Federal Signal Corp.	211,828	22,543
	Howmet Aerospace Inc.	117,316	21,836
	Maximus Inc.	294,348	20,663
	Watts Water Technologies Inc. Class A	83,582	20,552
	Korn Ferry	259,593	19,036
	UFP Industries Inc.	191,003	18,978
	CSG Systems International Inc.	282,704	18,463
	Donaldson Co. Inc.	261,121	18,109
	Oshkosh Corp.	155,383	17,642
	HEICO Corp.	51,949	17,039
*	Sterling Infrastructure Inc.	73,168	16,882
	Ryder System Inc.	105,782	16,819
	ESCO Technologies Inc.	86,799	16,654
	ABM Industries Inc.	348,438	16,450
*	Kirby Corp.	143,806	16,309
*	Huron Consulting Group Inc.	92,720	12,753
	Xylem Inc.	97,518	12,615
*	Paylocity Holding Corp.	67,470	12,225
	Woodward Inc.	48,494	11,885
	Owens Corning	80,265	11,038
	United Rentals Inc.	14,239	10,728
*	United Airlines Holdings Inc.	129,351	10,300
	Valmont Industries Inc.	30,195	9,861
	Leonardo DRS Inc.	205,841	9,567
	Greenbrier Cos. Inc.	201,386	9,274
	CH Robinson Worldwide Inc.	93,064	8,929
	TransUnion	96,272	8,472
*	SPX Technologies Inc.	50,129	8,406
	Flowserve Corp.	157,404	8,240
*	Generac Holdings Inc.	54,905	7,863
	Air Lease Corp.	128,219	7,500
	Matson Inc.	66,617	7,418
*	Gibraltar Industries Inc.	124,017	7,317
	Wabash National Corp.	679,148	7,219
*	MasTec Inc.	42,345	7,217
	Herc Holdings Inc.	48,787	6,425
*	CoreCivic Inc.	301,536	6,353
	Arcosa Inc.	70,439	6,108
	Steelcase Inc. Class A	525,667	5,483
	Pitney Bowes Inc.	492,706	5,375
	Trinity Industries Inc.	194,075	5,242
*	Blue Bird Corp.	121,141	5,228
	Hexcel Corp.	92,160	5,206
	Fortive Corp.	95,551	4,981
	GATX Corp.	29,617	4,548
	UniFirst Corp.	23,664	4,454
	Ennis Inc.	238,646	4,329
	Science Applications International Corp.	38,201	4,302
*	Alaska Air Group Inc.	80,622	3,989
*	ATI Inc.	43,912	3,791
	ICF International Inc.	41,873	3,547
	Equifax Inc.	12,977	3,366
	Argan Inc.	14,446	3,185
	Franklin Electric Co. Inc.	35,387	3,176
*	Tutor Perini Corp.	65,720	3,074
	REV Group Inc.	64,415	3,066

		Shares	Market Value ($000)
	Kennametal Inc.	130,026	2,985
*	Allegiant Travel Co.	51,335	2,821
	Dover Corp.	14,120	2,587
	MillerKnoll Inc.	131,344	2,551
*,1	Avis Budget Group Inc.	14,545	2,459
	Genco Shipping & Trading Ltd.	187,710	2,453
	nVent Electric plc	31,960	2,341
	Rush Enterprises Inc. Class A	39,937	2,057
	Tennant Co.	26,403	2,046
	Pentair plc	18,985	1,949
*	Cimpress plc	33,037	1,553
*	DNOW Inc.	102,812	1,525
*	Masterbrand Inc.	127,643	1,395
			1,679,191
Information Technology (14.1%)
	NetApp Inc.	661,566	70,490
*	GoDaddy Inc. Class A	333,434	60,038
	Hewlett Packard Enterprise Co.	2,751,590	56,270
*	Twilio Inc. Class A	445,208	55,366
*	Dropbox Inc. Class A	1,839,271	52,603
*	Cirrus Logic Inc.	450,786	46,997
*	Kyndryl Holdings Inc.	1,065,477	44,707
*	RingCentral Inc. Class A	1,524,672	43,224
*	F5 Inc.	145,542	42,836
*	Extreme Networks Inc.	2,000,171	35,903
*	Manhattan Associates Inc.	173,323	34,226
*	CommScope Holding Co. Inc.	3,924,013	32,491
*	Sanmina Corp.	308,539	30,184
*	Zoom Communications Inc.	333,595	26,014
	Seagate Technology Holdings plc	173,969	25,109
*	Super Micro Computer Inc. (XNGS)	487,355	23,885
*	Okta Inc.	230,123	23,005
*	Zscaler Inc.	65,210	20,472
*	Commvault Systems Inc.	117,326	20,453
	TD SYNNEX Corp.	150,110	20,370
*	HubSpot Inc.	35,986	20,031
*	MongoDB Inc.	91,220	19,155
	Amkor Technology Inc.	907,913	19,057
*	Penguin Solutions Inc.	948,830	18,796
*	Zebra Technologies Corp. Class A	58,634	18,080
*	Calix Inc.	301,607	16,043
*	Semtech Corp.	343,325	15,498
*	MaxLinear Inc.	1,065,127	15,135
*	Credo Technology Group Holding Ltd.	163,316	15,121
*	Sandisk Corp.	327,733	14,863
*	Impinj Inc.	133,511	14,829
*	UiPath Inc. Class A	1,051,678	13,462
*	Teradata Corp.	585,098	13,054
*	Domo Inc. Class B	872,817	12,193
*	Pure Storage Inc. Class A	210,810	12,138
*	Viavi Solutions Inc.	1,178,565	11,868
*	Viasat Inc.	795,784	11,618
*	Yext Inc.	1,288,316	10,951
*	Ambarella Inc.	164,929	10,896
*	Rapid7 Inc.	460,562	10,653
*	ACI Worldwide Inc.	213,142	9,785
*	Docusign Inc.	119,591	9,315
	Jabil Inc.	40,920	8,925
*	Workiva Inc.	127,579	8,733
*	LiveRamp Holdings Inc.	262,046	8,658
*	Cloudflare Inc. Class A	43,359	8,491
*	Asana Inc. Class A	577,359	7,794
	Monolithic Power Systems Inc.	10,425	7,625
	VeriSign Inc.	26,075	7,531
*	Guidewire Software Inc.	31,091	7,320
*	Ciena Corp.	88,138	7,168
	Pegasystems Inc.	126,150	6,829
*	Ultra Clean Holdings Inc.	302,436	6,826
*	Plexus Corp.	48,982	6,628

		Shares	Market Value ($000)
*	DigitalOcean Holdings Inc.	229,610	6,558
*	Five9 Inc.	237,469	6,288
*	Qorvo Inc.	73,932	6,278
*	BILL Holdings Inc.	130,373	6,031
*	Appian Corp. Class A	194,082	5,795
*	Arrow Electronics Inc.	45,366	5,781
*	Braze Inc. Class A	194,745	5,472
	Teradyne Inc.	58,913	5,297
	InterDigital Inc.	23,352	5,236
*	Axcelis Technologies Inc.	72,890	5,080
*	Unisys Corp.	1,063,469	4,818
*	Rambus Inc.	71,876	4,602
*	Flex Ltd.	89,037	4,445
*	Astera Labs Inc.	47,462	4,292
*	Freshworks Inc. Class A	287,128	4,281
	Clear Secure Inc. Class A	145,848	4,049
	MKS Inc.	38,041	3,780
*	Pagaya Technologies Ltd. Class A	165,445	3,527
*	Confluent Inc. Class A	136,949	3,414
*	ACM Research Inc. Class A	122,894	3,183
*	8x8 Inc.	1,507,087	2,954
*	SolarEdge Technologies Inc.	132,962	2,712
	Xerox Holdings Corp.	456,621	2,406
*	Alpha & Omega Semiconductor Ltd.	90,024	2,310
*	AppLovin Corp. Class A	6,433	2,252
*	SentinelOne Inc. Class A	119,203	2,179
*	Cohu Inc.	112,529	2,165
	Benchmark Electronics Inc.	55,536	2,157
*	Nutanix Inc. Class A	27,780	2,124
*	Elastic NV	25,129	2,119
*	Ichor Holdings Ltd.	103,002	2,023
*	Tyler Technologies Inc.	3,247	1,925
*	Cerence Inc.	177,093	1,808
*	Alkami Technology Inc.	59,997	1,808
*	Fastly Inc. Class A	240,540	1,698
*	Photronics Inc.	89,417	1,684
*	Blend Labs Inc. Class A	497,871	1,643
*	ADTRAN Holdings Inc.	167,278	1,501
*	Verint Systems Inc.	74,495	1,465
			1,306,852
Materials (4.5%)
	Packaging Corp. of America	299,143	56,374
	Louisiana-Pacific Corp.	443,782	38,161
*	Axalta Coating Systems Ltd.	1,272,807	37,790
	Reliance Inc.	88,898	27,905
	Scotts Miracle-Gro Co.	391,717	25,838
	Crown Holdings Inc.	247,858	25,524
	Sealed Air Corp.	766,351	23,780
	Element Solutions Inc.	849,949	19,251
	RPM International Inc.	146,701	16,114
	AptarGroup Inc.	95,135	14,882
	Sonoco Products Co.	319,975	13,938
*	O-I Glass Inc.	934,761	13,778
	Carpenter Technology Corp.	47,370	13,092
	Greif Inc. Class A	174,495	11,340
	Balchem Corp.	69,680	11,093
	Hecla Mining Co.	1,543,133	9,243
	Sylvamo Corp.	180,880	9,062
	Avery Dennison Corp.	49,995	8,773
	Sensient Technologies Corp.	77,462	7,632
	Royal Gold Inc.	38,319	6,815
	United States Lime & Minerals Inc.	50,013	4,991
	Alcoa Corp.	168,431	4,970
	Kaiser Aluminum Corp.	61,779	4,936
*	Metallus Inc.	282,836	4,359
*	Magnera Corp.	291,481	3,521
*	Coeur Mining Inc.	291,735	2,585
	Innospec Inc.	25,785	2,168
	Commercial Metals Co.	37,744	1,846

		Shares	Market Value ($000)
	Materion Corp.	15,158	1,203
			420,964
Other (0.0%)
*	Ralliant Corp.	31,850	1,544
Real Estate (7.2%)
	Essex Property Trust Inc.	220,071	62,368
	Brixmor Property Group Inc.	2,048,376	53,340
	Cousins Properties Inc.	1,703,176	51,146
	Invitation Homes Inc.	1,527,569	50,104
	First Industrial Realty Trust Inc.	873,263	42,030
*	Jones Lang LaSalle Inc.	157,480	40,280
	Kite Realty Group Trust	1,352,726	30,639
*	CBRE Group Inc. Class A	200,789	28,135
	Equity Residential	352,613	23,798
	EPR Properties	354,041	20,626
	Omega Healthcare Investors Inc.	533,234	19,543
	Urban Edge Properties	867,415	16,186
	Phillips Edison & Co. Inc.	411,410	14,412
	Broadstone Net Lease Inc.	871,646	13,990
	COPT Defense Properties	501,624	13,835
	RLJ Lodging Trust	1,824,100	13,279
	Federal Realty Investment Trust	131,803	12,520
	LXP Industrial Trust	1,442,392	11,914
	AvalonBay Communities Inc.	56,159	11,428
	Camden Property Trust	90,586	10,208
	Xenia Hotels & Resorts Inc.	802,823	10,092
	Regency Centers Corp.	124,243	8,850
	Kimco Realty Corp.	369,688	7,771
	Piedmont Realty Trust Inc.	1,022,627	7,455
	Apple Hospitality REIT Inc.	610,391	7,123
*	Zillow Group Inc. Class C	100,140	7,015
	InvenTrust Properties Corp.	255,271	6,994
	Sabra Health Care REIT Inc.	374,871	6,913
	Alexandria Real Estate Equities Inc.	90,601	6,580
	Highwoods Properties Inc.	200,236	6,225
	American Healthcare REIT Inc.	166,762	6,127
*	Cushman & Wakefield plc	518,313	5,738
	STAG Industrial Inc.	156,252	5,669
*	Compass Inc. Class A	793,741	4,985
	Universal Health Realty Income Trust	94,854	3,791
	DiamondRock Hospitality Co.	431,015	3,302
	Innovative Industrial Properties Inc.	58,362	3,223
	Newmark Group Inc. Class A	259,214	3,149
	Acadia Realty Trust	160,025	2,972
*	Paramount Group Inc.	426,350	2,601
	Brandywine Realty Trust	586,177	2,515
	Millrose Properties Inc.	80,046	2,282
	Ventas Inc.	29,356	1,854
	UDR Inc.	37,820	1,544
	Easterly Government Properties Inc.	62,364	1,384
			665,935
Utilities (4.9%)
	NRG Energy Inc.	420,293	67,491
	National Fuel Gas Co.	675,953	57,260
	Edison International	1,044,421	53,892
	Evergy Inc.	731,482	50,421
	Black Hills Corp.	708,968	39,773
	DTE Energy Co.	299,520	39,674
	UGI Corp.	1,039,675	37,865
	Avista Corp.	733,563	27,839
	OGE Energy Corp.	490,535	21,770
	Ameren Corp.	160,706	15,434
	Portland General Electric Co.	334,972	13,610
	Northwestern Energy Group Inc.	173,803	8,916
	Southwest Gas Holdings Inc.	105,642	7,859
	American States Water Co.	61,017	4,678
	New Jersey Resources Corp.	74,064	3,319
	Spire Inc.	41,467	3,027

		Shares	Market Value ($000)
	Essential Utilities Inc.	67,622	2,511
	CMS Energy Corp.	30,230	2,094
			457,433
Total Common Stocks (Cost $7,691,850)			9,164,130
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[2,3]	Vanguard Market Liquidity Fund, 4.355% (Cost $63,702)	637,101	63,704
Total Investments (99.7%) (Cost $7,755,552)			9,227,834
Other Assets and Liabilities—Net (0.3%)			23,306
Net Assets (100%)			9,251,140
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,060.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $3,593 was received for securities on loan.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2025	582	63,778	656
E-mini S&P 500 Index	September 2025	76	23,764	269
				925
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2025, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.